Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2024	2025
	RMB	RMB
Artificial intelligence technology (Note (a))	—	241,228
Software	3,245	3,245
Membership	957	957
Total original costs	4,202	245,430
Less: accumulated amortization	(3,197)	(11,491)
Currency translation difference	—	126
Net book value	1,005	234,065